Liabilities with customers	12 Months Ended
Dec. 31, 2021
Liabilities with customers
Liabilities with customers
19	Liabilities with customers

Breakdown of liabilities with customers

	12/31/2021	12/31/2020
Demand deposits	9,932,809	6,713,351
Time deposits	6,922,061	4,771,204
Savings deposits	1,230,039	887,666
Creditors by resources to release	248,633	64,410
Total liabilities with customers	18,333,543	12,436,632